INVESTMENTS - Narrative (Details) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024 USD ($) director	Jun. 30, 2023 USD ($)	Jun. 30, 2024 USD ($) director shares	Jun. 30, 2023 USD ($)	May 02, 2024 shares	Dec. 31, 2023	Dec. 09, 2022
Schedule of Equity Method Investments [Line Items]
Net income from equity method investments	$ 130	$ 114	$ 240	$ 243
Cash distributions received	$ 166	$ 131	$ 321	$ 263
Brookfield Corporation
Schedule of Equity Method Investments [Line Items]
Shares issued (in shares) | shares			28,803,599
Sale of stock			$ 1,100
Brookfield Asset Management ULC
Schedule of Equity Method Investments [Line Items]
Ownership percentage	27.00%		27.00%			25.00%	25.00%
Number of directors able to appoint | director	2		2
Shares acquired (in shares) | shares					28,803,599
Equity interest in acquiree after acquisition			27.00%